INCOME TAX AND SOCIAL CONTRIBUTION (Details 5) - Unused tax losses [member] R$ in Millions	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	R$ 3,849.7
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	1,380.1
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	597.1
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	206.7
Later Than Three Years And Not Later Than Fours Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	142.9
Later than five years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	510.6
Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax related to tax losses	R$ 1,012.3